Commitments and contingencies (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Tax contingencies
Tax provisions	€ 31,804			€ 27,040
Uncertain tax positions for which no provision has been made	9,187
Bank guarantees	860			315
Operating lease commitments - Group as lessee
Lease commitments for short-term leases for which recognition exemption has been used	619			158
Future minimum lease payments under non-cancellable operating leases	€ 18,800		$ 23.0
Operating Lease Term	3 years	3 years
Upfront payment discount	€ 1,600	$ 2.0
Legal proceedings provision [member]
Tax contingencies
Litigation Settlement, Gross | $		$ 5.0
Expected reimbursement, other provisions | $			1.0
Tax provisions
Tax contingencies
Tax provisions	30,029			€ 25,788
Less than 1 year
Operating lease commitments - Group as lessee
Future minimum lease payments under non-cancellable operating leases	€ 6,100		$ 7.0